Reconciliations of Segment Information to Consolidated Totals (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Loss from operations	$ (13,473,000)		$ (38,487,000)		$ (20,574,000)
Share-based compensation	21,000		219,000		179,000
Impairment loss on property, plant and equipment	28,000
Impairment loss on intangible assets	115,000		13,251,000		15,000
Impairment loss on prepaid licensing and royalty fees	1,259,000		2,752,000		702,000
Interest income	682,000		238,000		283,000
Interest expense	243,000		49,000		247,000
Gain on sales of marketable securities	8,621,000		1,739,000		5,665,000
Foreign exchange gain (loss)	(556,000)		45,000		434,000
Gain (loss) on equity method investments - net	(531,000)		526,000		234,000
Impairment loss on marketable securities and investments					1,193,000
Depreciation	306,000		408,000		1,224,000
Amortization	1,211,000		1,907,000		2,204,000
Income tax expense (benefit)	(73,000)		61,000		671,000
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations	(10,149,000)		(34,895,000)		(12,271,000)
Share-based compensation	100,000		(156,000)		199,000
Impairment loss on property, plant and equipment	28,000
Impairment loss on intangible assets	115,000		13,251,000		15,000
Impairment loss on prepaid licensing and royalty fees	1,259,000		2,752,000		702,000
Interest income	31,000		9,000		9,000
Interest expense	243,000		8,000		44,000
Gain on sales of marketable securities	8,792,000		1,739,000		5,665,000
Foreign exchange gain (loss)	(306,000)		236,000		55,000
Gain (loss) on equity method investments - net	(531,000)		526,000		234,000
Impairment loss on marketable securities and investments					1,193,000
Depreciation	267,000		344,000		1,059,000
Amortization	1,195,000		1,904,000		2,181,000
Income tax expense (benefit)	(92,000)		228,000		710,000
Other Items
Segment Reporting Information [Line Items]
Loss from operations					7,000	[1]
Income tax expense (benefit)					37,000	[1]
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	(3,324,000)	[2]	(3,592,000)	[2]	(8,310,000)	[2]
Share-based compensation	(79,000)	[2]	375,000	[2]	(20,000)	[2]
Interest income	651,000	[2]	229,000	[2]	274,000	[2]
Interest expense			41,000	[2]	203,000	[2]
Gain on sales of marketable securities	(171,000)	[2]
Foreign exchange gain (loss)	(250,000)	[2]	(191,000)	[2]	379,000	[2]
Depreciation	39,000	[2]	64,000	[2]	165,000	[2]
Amortization	16,000	[2]	3,000	[2]	23,000	[2]
Income tax expense (benefit)	$ 19,000	[2]	$ (167,000)	[2]	$ (76,000)	[2]

[1]	Other items relate to the results of operations arising from our non-controlling interest in the online gaming software and service business before we disposed of it in July 2012.
[2]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2012, 2013 and 2014, the compensation related was approximately $4.2 million, $2.1 million and $1.7 million, respectively; accrued professional fees was approximately $911 thousand, $125 thousand and $174 thousand, respectively.